Schedule of Investments (unaudited)
July 31, 2026
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 ClearBridge Small Cap Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.3%
Communication Services — 0.7%
Media — 0.7%
Criteo SA, ADR	243,900	$5,321,898 *

Consumer Discretionary — 10.8%
Automobile Components — 0.9%
Visteon Corp.	64,398	6,732,167
Hotels, Restaurants & Leisure — 1.6%
First Watch Restaurant Group Inc.	408,000	5,242,800 *
Genius Sports Ltd.	828,180	5,739,287 *
Total Hotels, Restaurants & Leisure		10,982,087
Household Durables — 0.9%
Meritage Homes Corp.	89,500	6,282,900
Leisure Products — 1.2%
YETI Holdings Inc.	170,540	8,346,228 *
Specialty Retail — 6.2%
Academy Sports & Outdoors Inc.	143,600	6,813,820
Boot Barn Holdings Inc.	25,400	3,784,346 *
Camping World Holdings Inc., Class A Shares	548,110	3,392,801
Murphy USA Inc.	25,715	15,628,548
Signet Jewelers Ltd.	69,600	6,465,840
Valvoline Inc.	195,500	7,509,155 *
Total Specialty Retail		43,594,510

Total Consumer Discretionary		75,937,892
Consumer Staples — 2.1%
Food Products — 2.1%
Freshpet Inc.	117,720	7,009,049 *
Utz Brands Inc.	532,522	7,519,210

Total Consumer Staples		14,528,259
Energy — 6.4%
Energy Equipment & Services — 1.8%
Cactus Inc., Class A Shares	49,900	3,243,999
Weatherford International PLC	104,280	9,154,741
Total Energy Equipment & Services		12,398,740
Oil, Gas & Consumable Fuels — 4.6%
California Resources Corp.	138,940	7,311,023
International Seaways Inc.	122,800	11,810,904
Matador Resources Co.	268,040	13,372,516
Total Oil, Gas & Consumable Fuels		32,494,443

Total Energy		44,893,183
Financials — 19.2%
Banks — 10.5%
Bank OZK	229,867	11,792,177
Columbia Banking System Inc.	345,273	10,796,687
Prosperity Bancshares Inc.	130,530	9,772,781
Texas Capital Bancshares Inc.	96,710	9,559,784
UMB Financial Corp.	66,500	9,691,045
Wintrust Financial Corp.	74,561	11,895,462
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
WSFS Financial Corp.	132,007	$10,586,961
Total Banks		74,094,897
Consumer Finance — 4.8%
Encore Capital Group Inc.	100,936	9,496,059 *
Jefferson Capital Inc.	314,979	6,334,227
OneMain Holdings Inc.	145,360	9,096,629
PROG Holdings Inc.	198,390	8,733,128
Total Consumer Finance		33,660,043
Financial Services — 2.6%
Essent Group Ltd.	137,000	9,036,520
Euronet Worldwide Inc.	125,660	8,963,328 *
Total Financial Services		17,999,848
Insurance — 1.3%
Assured Guaranty Ltd.	114,646	9,483,517

Total Financials		135,238,305
Health Care — 15.8%
Biotechnology — 8.4%
Arrowhead Pharmaceuticals Inc.	87,502	7,407,044 *
Bicara Therapeutics Inc.	211,530	5,732,463 *
Celcuity Inc.	49,192	4,249,205 *
CG oncology Inc.	85,900	6,115,221 *
Mirum Pharmaceuticals Inc.	45,700	4,841,915 *
Palvella Therapeutics Inc.	56,480	7,852,979 *
Protagonist Therapeutics Inc.	21,400	2,924,096 *
Rhythm Pharmaceuticals Inc.	43,500	4,317,375 *
Scholar Rock Holding Corp.	165,938	7,848,038 *
Spyre Therapeutics Inc.	28,600	2,812,238 *
TG Therapeutics Inc.	99,400	5,171,782 *
Total Biotechnology		59,272,356
Health Care Equipment & Supplies — 0.7%
Glaukos Corp.	28,300	4,718,176 *
Health Care Providers & Services — 4.3%
Guardian Pharmacy Services Inc., Class A Shares	164,613	6,507,152 *
HealthEquity Inc.	99,465	10,007,174 *
Privia Health Group Inc.	341,800	8,090,406 *
RadNet Inc.	93,200	5,944,296 *
Total Health Care Providers & Services		30,549,028
Pharmaceuticals — 2.4%
Axsome Therapeutics Inc.	34,774	7,580,384 *
Prestige Consumer Healthcare Inc.	108,000	5,423,760 *
Tarsus Pharmaceuticals Inc.	66,920	3,950,957 *
Total Pharmaceuticals		16,955,101

Total Health Care		111,494,661
Industrials — 15.3%
Aerospace & Defense — 0.4%
Karman Holdings Inc.	57,800	2,783,070 *
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2026 Quarterly Report

 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Air Freight & Logistics — 0.3%
GXO Logistics Inc.	41,900	$2,101,704 *
Building Products — 0.8%
Tecnoglass Holdings Inc.	88,900	3,861,816
Trex Co. Inc.	46,000	1,994,560 *
Total Building Products		5,856,376
Commercial Services & Supplies — 1.3%
OPENLANE Inc.	233,850	9,297,876 *
Construction & Engineering — 2.5%
Construction Partners Inc., Class A Shares	28,500	2,945,475 *
Legence Corp., Class A Shares	42,000	2,685,060 *
Primoris Services Corp.	66,204	5,588,280
WillScot Holdings Corp.	270,700	6,572,596
Total Construction & Engineering		17,791,411
Machinery — 2.1%
Hillman Solutions Corp.	794,673	6,254,077 *
Terex Corp.	132,637	8,334,909
Total Machinery		14,588,986
Passenger Airlines — 1.5%
SkyWest Inc.	95,300	10,194,241 *
Professional Services — 1.9%
ICF International Inc.	73,354	5,935,806
Korn Ferry	93,620	7,702,117
Total Professional Services		13,637,923
Trading Companies & Distributors — 4.5%
Custom Truck One Source Inc.	803,795	8,158,519 *
GATX Corp.	64,042	11,455,192
Rush Enterprises Inc., Class A Shares	147,873	11,798,787
Total Trading Companies & Distributors		31,412,498

Total Industrials		107,664,085
Information Technology — 12.9%
Communications Equipment — 1.2%
Extreme Networks Inc.	290,800	8,764,712 *
Electronic Equipment, Instruments & Components — 2.6%
Arlo Technologies Inc.	573,140	8,436,621 *
Itron Inc.	98,280	9,794,585 *
Total Electronic Equipment, Instruments & Components		18,231,206
IT Services — 0.5%
Globant SA	98,400	3,601,440 *
Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems Inc.	154,723	6,421,005 *
Penguin Solutions Inc.	165,750	8,723,422 *
Total Semiconductors & Semiconductor Equipment		15,144,427
Software — 6.4%
Clear Secure Inc., Class A Shares	49,400	2,728,856
Commvault Systems Inc.	65,328	7,695,638 *
Descartes Systems Group Inc.	63,200	4,750,112 *
nCino Inc.	307,100	5,669,066 *
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Q2 Holdings Inc.	130,650	$7,952,665 *
Terawulf Inc.	451,310	7,970,135 *
Zeta Global Holdings Corp., Class A Shares	398,500	8,607,600 *
Total Software		45,374,072

Total Information Technology		91,115,857
Materials — 7.9%
Chemicals — 3.0%
Eastman Chemical Co.	83,130	5,814,943
Quaker Chemical Corp.	55,400	8,892,808
Solstice Advanced Materials Inc.	111,240	6,693,311
Total Chemicals		21,401,062
Construction Materials — 1.0%
Eagle Materials Inc.	35,972	7,372,102
Containers & Packaging — 1.2%
Silgan Holdings Inc.	210,070	8,398,599
Metals & Mining — 2.7%
Commercial Metals Co.	111,590	7,668,465
MP Materials Corp.	138,715	5,738,639 *
Warrior Met Coal Inc.	67,910	5,392,733
Total Metals & Mining		18,799,837

Total Materials		55,971,600
Real Estate — 5.4%
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT Inc.	565,590	9,337,891
Office REITs — 1.0%
Piedmont Realty Trust Inc.	743,200	7,201,608 *
Retail REITs — 1.1%
Kite Realty Group Trust	271,136	7,759,912
Specialized REITs — 2.0%
Rayonier Inc.	376,065	8,190,696
Smartstop Self Storage REIT Inc.	178,831	5,997,992
Total Specialized REITs		14,188,688

Total Real Estate		38,488,099
Utilities — 1.8%
Electric Utilities — 0.9%
Portland General Electric Co.	129,483	6,387,396
Independent Power and Renewable Electricity Producers — 0.9%
Talen Energy Corp.	18,000	6,013,800 *

Total Utilities		12,401,196
Total Investments before Short-Term Investments (Cost — $481,345,534)		693,055,035
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2026 Quarterly Report

 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.559%	6,549,968	$6,549,968 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.646%	6,549,967	6,549,967 (a)(b)

Total Short-Term Investments (Cost — $13,099,935)			13,099,935
Total Investments — 100.1% (Cost — $494,445,469)			706,154,970
Liabilities in Excess of Other Assets — (0.1)%			(933,842)
Total Net Assets — 100.0%			$705,221,128

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2026, the total market value of investments in Affiliated Companies was $6,549,967 and the cost was $6,549,967 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Small Cap Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$693,055,035	—	—	$693,055,035
Short-Term Investments†	13,099,935	—	—	13,099,935
Total Investments	$706,154,970	—	—	$706,154,970

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2026. The following transactions were effected in such company for the period ended July 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,830,270	$81,195,446	81,195,446	$78,475,749	78,475,749

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$123,433	—	$6,549,967

ClearBridge Small Cap Fund 2026 Quarterly Report